SIGNIFICANT TRANSACTIONS (Details) $ in Millions, ₨ in Billions					3 Months Ended			6 Months Ended
	Jun. 08, 2022 USD ($)	Apr. 12, 2022 USD ($) installment	Apr. 12, 2022 PKR (₨) installment	Mar. 31, 2022 USD ($) numberOfMegahertz	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Investments in subsidiaries
Other comprehensive income / (loss) (excluding reclassification adjustments)								$ 386
Loss on disposal of subsidiary					$ (3)	$ 30	[1]	0	$ 31	[1]
Reclassification adjustment due to disposal of subsidiary					$ 4	$ 0		$ 4	$ 0
VEON Georgia LLC
Investments in subsidiaries
Loss on disposal of subsidiary	$ 30
VEON Georgia LLC | Foreign currency translation
Investments in subsidiaries
Reclassification adjustment due to disposal of subsidiary	41
Banglalink
Investments in subsidiaries
New spectrum admission fee				$ 205
Spectrum maturity, term				11 years
Jazz | Telecommunications licenses, frequencies and permissions
Investments in subsidiaries
License renewal fee		$ 486	₨ 45
License term		15 years	15 years
Proportion of license fee settled, percent		50.00%	50.00%
Number of installments | installment		5	5
VEON Georgia Holdings B.V. | VEON Georgia LLC
Investments in subsidiaries
Consideration received	$ 45
40 MHz spectrum | Banglalink
Investments in subsidiaries
Frequency bands | numberOfMegahertz				40
2300 MHz spectrum | Banglalink
Investments in subsidiaries
Frequency bands | numberOfMegahertz				2,300

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).